UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7740

Salomon Brothers 2008 Worldwide Dollar

Government Term Trust Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Salomon Brothers Asset Management Inc

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: July 31

Date of reporting period: April 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS

2008 WORLDWIDE DOLLAR

GOVERNMENT TERM TRUST INC.

FORM N-Q

APRIL 30, 2005

SALOMON BROTHERS 2008 WORLDWIDE DOLLAR GOVERNMENT TERM TRUST INC.

Schedule of Investments (unaudited)	April 30, 2005

FACE AMOUNT	SECURITY	VALUE
SOVEREIGN BONDS - 61.9%
Argentina - 2.6%
$17,600,000	Republic of Argentina, Discount Bond, Series L-GL, 3.500% due 3/31/23 (a)(b)(c)(d)	$10,180,720

Brazil - 25.6%
	Federative Republic of Brazil:
3,958,088	C Bond, 8.000% due 4/15/14 (e)	3,948,182
2,112,380	DCB, Series L, 4.313% due 4/15/12 (a)	1,979,696
63,150,000	Discount Bond, Series Z-L, 3.063% due 4/15/24 (a)(f)	57,782,250
39,650,000	Par Bond, Series Z-L, 6.000% due 4/15/24 (f)	36,676,250

		100,386,378

Colombia - 2.5%
	Republic of Colombia:
6,500,000	10.000% due 1/23/12	7,130,500
2,100,000	Medium Term-Notes, 11.750% due 2/25/20 (f)	2,562,000

		9,692,500

Malaysia - 0.4%
1,300,000	Federation of Malaysia, 8.750% due 6/1/09 (f)	1,504,180

Mexico - 2.4%
	United Mexican States, Medium-Term Notes, Series A:
6,700,000	6.375% due 1/16/13 (f)	7,001,500
2,250,000	7.500% due 4/8/33 (f)	2,444,063

		9,445,563

Panama - 1.8%
6,200,000	Republic of Panama, 9.375% due 1/16/23 (f)	7,308,250

Peru - 2.1%
	Republic of Peru:
2,350,000	9.125% due 2/21/12 (f)	2,702,500
5,695,000	PDI, 5.000% due 3/7/17 (a)(f)	5,438,725

		8,141,225

The Philippines - 7.1%
28,500,000	Republic of the Philippines, Series B, 6.500% due 12/1/17 (f)	27,716,250

Poland - 8.6%
	Republic of Poland:
16,380,000	Par Bond, 4.000% due 10/27/24 (a)(f)	15,233,400
19,000,000	Series RSTA, 4.750% due 10/27/24 (a)(f)	18,335,000

		33,568,400

See Notes to Schedule of Investments.

SALOMON BROTHERS 2008 WORLDWIDE DOLLAR GOVERNMENT TERM TRUST INC.

Schedule of Investments (unaudited)(continued)	April 30, 2005

FACE AMOUNT	SECURITY	VALUE
Russia - 2.9%
	Russian Federation:
$1,800,000	11.000% due 7/24/18 (g)	$2,583,000
8,300,000	5.000% due 3/31/30 (a)(g)	8,839,500

		11,422,500

Turkey - 2.1%
	Republic of Turkey:
4,950,000	11.500% due 1/23/12 (f)	6,014,250
2,350,000	8.000% due 2/14/34 (f)	2,273,625

		8,287,875

Venezuela - 3.8%
15,000,000	Bolivarian Republic of Venezuela, Par Bonds, Series A, 6.750% due 3/31/20 (f)	14,962,500

	TOTAL SOVEREIGN BONDS (Cost - $201,803,990)	242,616,341

MORTGAGED-BACKED SECURITIES - 84.6%
	Federal Home Loan Mortgage Corporation (FHLMC):
74,000,000	Gold 6.000%, 30 Year (h)(i)	75,965,588
	Gold 7.000%:
123,574	20 Year, due 10/1/17	130,699
	30 Year:
21,373	Due 11/1/28	22,612
26,502	Due 7/1/29	28,024
49,203	Due 12/1/30	52,001
441,148	Due 10/1/31	466,073
160,654	Due 11/1/31	169,731
58,662	Due 3/1/32	61,962
55,193	Due 6/1/32	58,298
14,493	Due 7/1/32	15,308
202,406	Due 11/1/32	213,792
6,301,525	Series 2572, Class LI, 5.500% due 5/15/22 (PAC-1 I/O)	313,358
	Series 2591:
8,848,494	Class LI, 5.500% due 4/15/21 (PAC-1 I/O)	476,230
20,724,280	Class PI, 5.500% due 2/15/30 (PAC-1 I/O)	3,104,468
14,955,637	Series 2594, Class IO, 5.000% due 3/15/14 (PAC I/O)	1,201,313
11,718,818	Series 2595, Class WT, 5.500% due 9/15/22 (PAC I/O)	1,166,749
16,396,410	Series 2603, Class LI, 5.500% due 9/15/28 (PAC-1 I/O)	2,184,117

See Notes to Schedule of Investments.

SALOMON BROTHERS 2008 WORLDWIDE DOLLAR GOVERNMENT TERM TRUST INC.

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	SECURITY	VALUE
MORTGAGED-BACKED SECURITIES - 84.6% (Continued)
	Series 2617:
$9,930,915	Class IB, 4.500% due 8/15/12 (PAC I/O)	$902,531
5,497,906	Class IE, 4.500% due 5/15/15 (PAC I/O)	870,090
7,143,331	Class TI, 4.500% due 6/15/09 (PAC I/O) (b)	188,992
29,473,700	Series 2644, Class IB, 5.000% due 10/15/15 (PAC-1 I/O)	1,062,889
11,913,234	Series 2664, Class UA, 5.500% due 7/15/17 (PAC I/O)	561,017
19,580,083	Series 2686, Class WI, 5.500% due 10/15/16 (PAC-1 I/O)	813,960
7,370,071	Series 2687, Class IA, 5.500% due 9/15/22 (PAC I/O)	541,532
11,195,616	Series 2742, Class IL, 5.000% due 9/15/12 (PAC I/O)	744,176
	Federal National Mortgage Association (FNMA):
120,000,000	5.000%, 30 Year (h)(i)	118,837,440
35,000,000	5.500%, 30 Year (h)(i)	35,339,080
43,000,000	6.000%, 30 Year (h)(i)	44,155,625
25,000,000	6.500%, 30 Year (h)(i)	26,000,000
4,798,588	Series 2003-54, Class TI, 4.500% due 5/25/09 (I/O)	121,181
17,057,312	Series 2003-90, Class UC, 5.500% due 8/25/22 (I/O)	1,243,988
30,137,113	Series 2003-122, Class IB, 5.000% due 5/25/16 (I/O)	2,366,261
10,061,555	Series 2004-31, Class IC, 4.500% due 1/25/14 (I/O)	1,194,318
	Strip:
27,770,301	Series 332, Class 2, 6.000% due 2/1/33 (I/O)	5,469,888
22,077,359	Series 352, Class 2, 5.500% due 7/1/34 (I/O)	4,818,431
	Government National Mortgage Association (GNMA):
7,216,053	Series 2003-12, Class IN, 5.500% due 2/16/28 (PAC I/O)	664,603
1,275,411	Series 2003-77, Class TI, 6.000% due 11/16/28 (PAC I/O)	77,227

	TOTAL MORTGAGED-BACKED SECURITIES (Cost - $325,221,322)	331,603,552

ZERO COUPON MUNICIPAL BONDS - 8.5%
11,200,000	Austin, Texas Utility System Revenue, Series A, MBIA-Insured, due 11/15/08	9,976,624
	Edinburg, TX Consolidated Independent School District GO:
1,845,000	Due 2/15/08	1,686,053
2,705,000	Due 2/15/09	2,379,291
5,470,000	Harris County, TX GO, due 8/15/08	4,915,616
10,535,000	Texas State Public Finance Authority, Building Revenue, due 2/1/08 (f)	9,640,262
	Westmoreland County, PA GO, Series G:
2,665,000	Due 6/1/08 (f)	2,411,665
2,515,000	Due 12/1/08 (f)	2,236,816

	TOTAL ZERO COUPON MUNICIPAL BONDS (Cost - $30,929,918)	33,246,327

See Notes to Schedule of Investments.

SALOMON BROTHERS 2008 WORLDWIDE DOLLAR GOVERNMENT TERM TRUST INC.

Schedule of Investments (unaudited) (continued)	April 30, 2005

RIGHTS/ WARRANTS	SECURITY	VALUE
RIGHTS/WARRANTS - 2.8%
328,650	Bolivarian Republic of Venezuela, Oil-Linked payment obligations, expires 4/15/20 (f)	$6,901,650
	Mexican Value Recovery Rights:
78,422,000	Series C, zero coupon due 6/30/05	1,940,944
78,422,000	Series D, zero coupon due 6/30/06	533,270
58,500,000	Series E, zero coupon due 6/30/07 (f)	1,360,125

	TOTAL RIGHTS/WARRANTS (Cost - $0)	10,735,989

FACE AMOUNT
SHORT-TERM INVESTMENTS - 18.3%
REPURCHASE AGREEMENTS (f) - 17.3%
$15,000,000	Interest in $1,326,764,000 joint tri-party repurchase agreement dated 4/29/05 with Bank of America Corp., 2.960% due 5/2/05; Proceeds at maturity - $15,003,700; (Fully collateralized by various U.S. government agency obligations, 0.000% to 3.350% due 7/27/05 to 11/9/07; Market value - $15,300,005)	15,000,000
15,000,000	Interest in $629,394,000 joint tri-party repurchase agreement dated 4/29/05 with Deutsche Bank Securities Inc., 2.960% due 5/2/05; Proceeds at maturity - $15,003,700; (Fully collateralized by various U.S. government agency obligations, 0.000% to 9.500% due 9/15/05 to 5/1/35; Market value - $15,311,919)	15,000,000
7,805,000	Interest in $59,758,000 joint tri-party repurchase agreement dated 4/29/05 with Merrill Lynch Government Securities Inc., 2.920% due 5/2/05; Proceeds at maturity - $7,806,899; (Fully collateralized by various U.S. Treasury obligations, 3.125% due 1/31/07; Market value - $7,961,295)	7,805,000
15,000,000	Interest in $485,347,000 joint tri-party repurchase agreement dated 4/29/05 with Morgan Stanley, 2.950% due 5/2/05; Proceeds at maturity - $15,003,687; (Fully collateralized by various U.S. government agency obligations, 0.000% to 5.600% due 7/22/05 to 3/3/25; Market Market value - $15,411,343)	15,000,000
15,000,000	Interest in $850,128,000 joint tri-party repurchase agreement dated 4/29/05 with UBS Securities LLC, 2.950% due 5/2/05; Proceeds at maturity - $15,003,687; (Fully collateralized by various U.S. government agency obligations, 0.000% to 8.500% due 5/26/05 to 8/6/38; Market value - $15,300,064)	15,000,000

	TOTAL REPURCHASE AGREEMENTS (Cost - $67,805,000)	67,805,000

See Notes to Schedule of Investments.

SALOMON BROTHERS 2008 WORLDWIDE DOLLAR GOVERNMENT TERM TRUST INC.

Schedule of Investments (unaudited) (continued)	April 30, 2005

SHARES	SECURITY	VALUE
SECURITIES PURCHASED FROM SECURITIES LENDING COLLATERAL - 1.0%
4,018,125	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $4,018,125)	$4,018,125

	TOTAL SHORT-TERM INVESTMENTS - (Cost - $71,823,125)	71,823,125

	TOTAL INVESTMENTS - 176.1% (Cost - $629,778,355*)	690,025,334
	Other Liabilities in Excess Assets - (76.1)%	(298,251,085)

	TOTAL NET ASSETS - 100.0%	$391,774,249

(a)	Rate shown reflects current rate on instrument with variable rate or step coupon rates.

(b)	Security is currently in default.

(c)	All Argentina bonds were tendered as of February 25, 2005, under a plan of reorganization of Argentina. On June 6, 2005, bonds were exchanged for U.S. dominated Republic of Argentina Discount Bonds 8.280% due 12/31/33.

(d)	Non-income producing security.

(e)	All or a portion of this security is on loan (Notes 1 and 2).

(f)	Segregated as collateral for mortgage dollar rolls/TBAs outstanding at January 31, 2005.

(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(h)	Mortgage dollar roll (Notes 1 and 2).

(i)	Security is issued on TBA basis (Notes 1 and 2).

*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

C Bond - Capitalization Bond.

DCB - Debt Conversion Bond.

PAC I/O - Planned Amortization Class - Interest Only.

PDI - Past Due Interest.

RSTA - Revolving Short-Term Agreement.

TBA - To Be Announced Security.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers 2008 Worldwide Dollar Government Term Trust Inc. (“Fund”) was incorporated in Maryland on May 24, 1993 and is registered under the Investment Company Act of 1940, as amended.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. In valuing the Fund’s assets, all securities for which market quotations are readily available are valued (i) at the last sale price prior to the time of determination if there was a sale on the date of determination, (ii) at the mean between the last current bid and asked prices if there were no sales on such date and bid and asked quotations are available, and (iii) at the bid price if there was no sales price on such date and only bid quotations are available. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last current bid and asked price as of the close of business of that market. However, when the spread between bid and asked price exceeds five percent of the par value of the security, the security is valued at the bid price. The Fund values mortgage-backed and asset-backed securities and other debt securities on the basis of current market quotations provided by dealers or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities for which reliable quotations are not readily available are valued at fair value as determined in good faith by, or under procedures established by, the Board of Directors. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

Notes to Schedule of Investments (unaudited) (continued)

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities, which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Security Transactions. Security transactions are recorded on a trade date basis.

2. Investments

At April 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$65,119,571
Gross unrealized depreciation	(4,872,592)

Net unrealized appreciation	$60,246,979

At April 30, 2005, the Fund loaned securities having a market value of $3,944,630 and received cash collateral amounting to $4,018,125, which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

At April 30, 2005, the Fund held TBA securities with a total cost of $297,616,254.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers 2008 Worldwide Dollar Government Term Trust Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer

Date	June 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer

Date	June 28, 2005

By	/s/ Frances M. Guggino
Frances M. Guggino Chief Financial Officer

Date	June 28, 2005